CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating:
Earnings from continuing operations after tax	$ 415.4	$ 30.6
Adjustments to reconcile net earnings from continuing operations to net cash provided from operating activities:
Depreciation, depletion and amortization	986.8	784.0
Impairment charges	38.9	350.0
Share-based compensation expense	6.7	9.3
Finance expense	106.0	93.7
Deferred tax expense (recovery)	143.9	(56.2)
Foreign exchange (gains) losses and other	(8.6)	21.6
Reclamation (recovery) expense	(19.2)	23.5
Changes in operating assets and liabilities:
Accounts receivable and other assets	68.7	17.9
Inventories	(91.4)	(261.6)
Accounts payable and accrued liabilities	95.5	130.4
Cash flow provided from operating activities	1,742.7	1,143.2
Income taxes paid	(137.4)	(140.7)
Net cash flow of continuing operations provided from operating activities	1,605.3	1,002.5
Net cash flow of discontinued operations provided from operating activities		47.6
Investing:
Additions to property, plant and equipment	(1,098.3)	(764.2)
Interest paid capitalized to property, plant and equipment	(114.1)	(43.7)
Acquisitions net of cash acquired		(1,027.5)
Net disposals (additions) to long-term investments and other assets	1.7	(67.2)
Decrease (increase) in restricted cash - net	25.3	(4.2)
Interest received and other - net	18.2	8.8
Net cash flow of continuing operations used in investing activities	(1,167.2)	(1,898.0)
Net cash flow of discontinued operations provided from investing activities	45.0	296.2
Financing:
Proceeds from issuance or drawdown of debt	588.1	1,297.6
Repayment of debt	(960.0)	(340.0)
Interest paid	(53.2)	(52.4)
Payment of lease liabilities	(30.2)	(23.2)
Funding from non-controlling interest	46.2	10.8
Dividends paid to common shareholders	(147.3)	(154.0)
Repurchase and cancellation of shares		(300.8)
Other - net	7.4	(0.5)
Net cash flow of continuing operations (used in) provided from financing activities	(549.0)	437.5
Effect of exchange rate changes on cash and cash equivalents of continuing operations	0.2	(0.8)
Effect of exchange rate changes on cash and cash equivalents of discontinued operations		1.6
Decrease in cash and cash equivalents	(65.7)	(113.4)
Cash and cash equivalents, beginning of period	418.1	531.5
Cash and cash equivalents, end of period	$ 352.4	$ 418.1